Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of property, plant and equipment
Balance at beginning of period	€ 9,908.9	€ 9,095.1
Charge for year	994.3	839.2	€ 664.8
Balance at end of period	10,847.0	9,908.9	9,095.1
Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	9,731.8	8,930.8
Balance at end of period	10,612.3	9,731.8	8,930.8
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	112.1	95.6
Balance at end of period	155.9	112.1	95.6
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	54.5	59.7
Balance at end of period	63.0	54.5	59.7
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	10.5	8.9
Balance at end of period	15.8	10.5	8.9
Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period		0.1
Balance at end of period			0.1
Cost
Reconciliation of property, plant and equipment
Balance at beginning of period	15,525.8	14,090.0	12,941.6
Additions in year	2,159.2	1,783.9	1,623.4
Supplier Reimbursements	(226.8)	(127.5)	(113.9)
Disposals in year	(588.8)	(220.6)	(361.1)
Balance at end of period	16,869.4	15,525.8	14,090.0
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	15,124.8	13,725.8	12,595.1
Additions in year	2,073.6	1,747.0	1,600.5
Supplier Reimbursements	(226.8)	(127.5)	(113.9)
Disposals in year	(549.5)	(220.5)	(355.9)
Balance at end of period	16,422.1	15,124.8	13,725.8
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	155.3	134.9	124.1
Additions in year	49.3	20.4	10.8
Disposals in year	(0.1)
Balance at end of period	204.5	155.3	134.9
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	148.3	138.6	131.9
Additions in year	23.9	9.8	7.3
Disposals in year	(27.3)	(0.1)	(0.6)
Balance at end of period	144.9	148.3	138.6
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	92.0	85.4	85.2
Additions in year	12.3	6.6	4.8
Disposals in year	(10.0)		(4.6)
Balance at end of period	94.3	92.0	85.4
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period	5.4	5.3	5.3
Additions in year	0.1	0.1
Disposals in year	(1.9)
Balance at end of period	3.6	5.4	5.3
Depreciation
Reconciliation of property, plant and equipment
Balance at beginning of period	(5,616.9)	(4,994.9)	(4,580.5)
Charge for year	994.3	839.2	664.8
Disposals in year	588.8	217.2	250.4
Balance at end of period	(6,022.4)	(5,616.9)	(4,994.9)
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	(5,393.0)	(4,795.0)	(4,402.2)
Charge for year	966.3	815.5	638.2
Disposals in year	549.5	217.5	245.4
Balance at end of period	(5,809.8)	(5,393.0)	(4,795.0)
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	(43.2)	(39.3)	(34.0)
Charge for year	5.5	3.9	5.3
Disposals in year	0.1
Balance at end of period	(48.6)	(43.2)	(39.3)
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	(93.8)	(78.9)	(64.9)
Charge for year	15.4	14.8	14.5
Disposals in year	27.3	0.1	0.5
Balance at end of period	(81.9)	(93.8)	(78.9)
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	(81.5)	(76.5)	(74.5)
Charge for year	7.0	4.8	6.5
Disposals in year	10.0	0.2	4.5
Balance at end of period	(78.5)	(81.5)	(76.5)
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period	(5.4)	(5.2)	(4.9)
Charge for year	0.1	0.2	0.3
Disposals in year	1.9
Balance at end of period	€ (3.6)	€ (5.4)	€ (5.2)